Property, plant and equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		$ 140.5	[1]	$ 144.3
Property, plant and equipment, end of period		93.7		140.5	[1]
Depreciation		42.0		66.5
Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions				0.3
Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		224.7		225.9
Additions		36.1		65.3
Other	[2]	(9.8)
Disposals		(37.9)		(6.6)
Reclassification to current assets classified as held for sale				0.0
Effects of movements in exchange rates		0.2		0.2
Property, plant and equipment, end of period		213.3		224.7
Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(109.7)		(81.6)
Disposals		32.3		3.0
Charge for the period		(42.0)		(66.5)
Reclassification to current assets classified as held for sale				0.0
Effects of movements in exchange rates		(0.2)		0.5
Property, plant and equipment, end of period		(119.6)		(109.7)
Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period				12.1
Property, plant and equipment, end of period		11.5
Freehold Land and Buildings [Member] | Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions				0.0
Freehold Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		14.0		14.3
Additions		0.0		0.0
Other	[2]	0.0
Disposals		0.0		0.0
Reclassification to current assets classified as held for sale				0.0
Effects of movements in exchange rates		0.0		(0.3)
Property, plant and equipment, end of period		14.0		14.0
Freehold Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(2.2)		(2.2)
Disposals		0.0		0.0
Charge for the period		(0.3)		(0.3)
Reclassification to current assets classified as held for sale				0.0
Effects of movements in exchange rates		0.0		0.3
Property, plant and equipment, end of period		(2.5)		(2.2)
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period				44.9
Property, plant and equipment, end of period		36.3
Leasehold Improvements [Member] | Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions				0.0
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		103.7		79.2
Additions		4.8		37.7
Other		(9.8)	[2]	0.0
Disposals		(15.3)		(3.6)
Reclassification to current assets classified as held for sale				0.0
Effects of movements in exchange rates		0.2		0.2
Property, plant and equipment, end of period		83.6		103.7
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(46.5)		(34.3)
Disposals		11.0		1.7
Charge for the period		(11.9)		(18.8)
Reclassification to current assets classified as held for sale				0.0
Effects of movements in exchange rates		0.1		(0.3)
Property, plant and equipment, end of period		(47.3)		(46.5)
Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period				66.7
Property, plant and equipment, end of period		38.4
Computer Equipment [Member] | Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions				0.2
Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		93.8		103.3
Additions		28.4		24.6
Other	[2]	0.0
Disposals		(14.1)		(3.0)
Reclassification to current assets classified as held for sale				19.8
Effects of movements in exchange rates		(0.2)		(0.5)
Property, plant and equipment, end of period		107.9		93.8
Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(55.4)		(36.6)
Disposals		13.5		1.3
Charge for the period		(27.6)		(46.1)
Reclassification to current assets classified as held for sale				(4.6)
Effects of movements in exchange rates		0.0		0.9
Property, plant and equipment, end of period		(69.5)		(55.4)
Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period				20.6
Property, plant and equipment, end of period		7.5
Fixtures and Fittings [Member] | Interset Software Inc. [Member]
Property, Plant and Equipment [Abstract]
Acquisitions				0.1
Fixtures and Fittings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		13.2		29.1
Additions		2.9		3.0
Other	[2]	0.0
Disposals		(8.5)		0.0
Reclassification to current assets classified as held for sale				(19.8)
Effects of movements in exchange rates		0.2		0.8
Property, plant and equipment, end of period		7.8		13.2
Fixtures and Fittings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(5.6)		(8.5)
Disposals		7.8		0.0
Charge for the period		(2.2)		(1.3)
Reclassification to current assets classified as held for sale				4.6
Effects of movements in exchange rates		(0.3)		(0.4)
Property, plant and equipment, end of period		(0.3)		(5.6)
Right-of-use Assets [Member]
Property, Plant and Equipment [Abstract]
Depreciation				13.9
IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		115.0
Property, plant and equipment, end of period				115.0
IFRS 16 [Member] | Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		11.8
Property, plant and equipment, end of period				11.8
IFRS 16 [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		57.2
Property, plant and equipment, end of period				57.2
IFRS 16 [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		38.4
Property, plant and equipment, end of period				38.4
IFRS 16 [Member] | Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		7.6
Property, plant and equipment, end of period				7.6
Previously Stated [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		140.5
Property, plant and equipment, end of period				140.5
Previously Stated [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		285.1
Property, plant and equipment, end of period				285.1
Previously Stated [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(144.6)
Property, plant and equipment, end of period				(144.6)
Previously Stated [Member] | Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		11.8
Property, plant and equipment, end of period				11.8
Previously Stated [Member] | Freehold Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		14.0
Property, plant and equipment, end of period				14.0
Previously Stated [Member] | Freehold Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(2.2)
Property, plant and equipment, end of period				(2.2)
Previously Stated [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		61.8
Property, plant and equipment, end of period				61.8
Previously Stated [Member] | Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		113.5
Property, plant and equipment, end of period				113.5
Previously Stated [Member] | Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(51.7)
Property, plant and equipment, end of period				(51.7)
Previously Stated [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		59.3
Property, plant and equipment, end of period				59.3
Previously Stated [Member] | Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		144.4
Property, plant and equipment, end of period				144.4
Previously Stated [Member] | Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(85.1)
Property, plant and equipment, end of period				(85.1)
Previously Stated [Member] | Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		7.6
Property, plant and equipment, end of period				7.6
Previously Stated [Member] | Fixtures and Fittings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		13.2
Property, plant and equipment, end of period				13.2
Previously Stated [Member] | Fixtures and Fittings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period		(5.6)
Property, plant and equipment, end of period				(5.6)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	(25.5)
Property, plant and equipment, end of period	[3]			(25.5)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	(60.4)
Property, plant and equipment, end of period	[3]			(60.4)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	(34.9)
Property, plant and equipment, end of period	[3]			(34.9)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Freehold Land and Buildings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	0.0
Property, plant and equipment, end of period	[3]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Freehold Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	0.0
Property, plant and equipment, end of period	[3]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Freehold Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	0.0
Property, plant and equipment, end of period	[3]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	(4.6)
Property, plant and equipment, end of period	[3]			(4.6)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	(9.8)
Property, plant and equipment, end of period	[3]			(9.8)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	(5.2)
Property, plant and equipment, end of period	[3]			(5.2)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	(20.9)
Property, plant and equipment, end of period	[3]			(20.9)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Computer Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	(50.6)
Property, plant and equipment, end of period	[3]			(50.6)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	(29.7)
Property, plant and equipment, end of period	[3]			(29.7)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Fixtures and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	0.0
Property, plant and equipment, end of period	[3]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Fixtures and Fittings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	0.0
Property, plant and equipment, end of period	[3]			0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Fixtures and Fittings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning of period	[3]	$ 0.0
Property, plant and equipment, end of period	[3]			$ 0.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	Other movements of $9.8 million (2019: $nil) relates to amounts received in relation to the reimbursement of leasehold improvement costs.
[3]	Property, plant and equipment held under finance leases and hire purchase contracts under IAS 17 and assets recognized in relation to asset retirement obligations on leased asset have been reclassified to right-of-use assets following the adoption of IFRS 16 on November 1, 2019.